Intangible assets - Summary of Exploratory Phases (Detail) pure in Millions	12 Months Ended
Dec. 31, 2018
Sergipe-Alagos basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
clusive P	5
artnership	0
Espirito Santo basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
clusive P	2
artnership	0
Barreirinhas basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
clusive P	1
artnership	0